SCHEDULE OF RECONCILIATION OF CASH, CASH EQUIVALENTS AND RESTRICTED CASH (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2025
Accounting Policies [Abstract]
Cash and cash equivalents	$ 73,824	$ 33,213	$ 49,614
Restricted cash	54,785		46,302
Total cash, cash equivalents, and restricted cash, ending balance	$ 128,609		$ 95,916